Stockholders’ Equity (Details Narrative)																1 Months Ended						2 Months Ended		3 Months Ended		12 Months Ended
	Dec. 20, 2022 $ / shares shares	Sep. 15, 2022 Integer	Aug. 15, 2022 USD ($) $ / shares shares	Jul. 18, 2022 USD ($) $ / shares shares	Jun. 08, 2022 USD ($) $ / shares shares	May 18, 2022 USD ($) shares	Mar. 31, 2022 $ / shares shares	Mar. 24, 2022 $ / shares shares	Feb. 15, 2022 USD ($) shares	Oct. 26, 2021 USD ($) $ / shares shares	Oct. 21, 2021 shares	Oct. 12, 2021 USD ($) $ / shares shares	May 24, 2021 USD ($) shares	May 20, 2021 USD ($)	Apr. 06, 2021 USD ($)	Jun. 30, 2022 $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Apr. 30, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares	May 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	May 31, 2023 USD ($) shares	Aug. 15, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2023 shares	Apr. 30, 2023 shares	Apr. 05, 2023 $ / shares shares	Mar. 15, 2023 $ / shares	Feb. 28, 2023 shares	Dec. 16, 2022 $ / shares shares	Oct. 03, 2022 $ / shares	Sep. 30, 2022 $ / shares shares	Jun. 28, 2022	May 04, 2022 USD ($) $ / shares shares	Apr. 25, 2022 $ / shares	Mar. 01, 2022 $ / shares	Jan. 31, 2022 $ / shares shares	Jan. 13, 2022	Dec. 15, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jan. 17, 2018 $ / shares shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																										$ 56.25
Warrants and Rights Outstanding, Term																																				5 years			5 years		5 years
Proceeds from Warrant Exercises | $																								$ 61,000		$ 25,211,000	$ 159,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001																							$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001			$ 0.01					$ 0.0001					$ 0.0001
Class of Warrant or Right, Outstanding																								3,180,282		2,052,361
Class of warrant or right exercise price out of the money threshold | $ / shares																								$ 2.50		$ 6.25
Preferred Stock, Par or Stated Value Per Share | $ / shares																								0.0001		0.0001	0.0001															$ 0.0001
Preferred stock redemption price calculated alternative threshold consecutive trading days										5 days
Temporary Equity, Par or Stated Value Per Share | $ / shares																								$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock discount accretion period																											4 years
Convertible preferred stock value issued net of offering expenses | $																											$ 9,600,000
Convertible preferred stock Discount on shares issued during the period | $																											500,000
Derivative Liability, Current | $																								$ 122,000		$ 1,676,000	202,000
Temporary equity deemed dividend return of capital | $																											800,000
Fair Value, Option, Changes in Fair Value, Gain (Loss) | $																								$ 1,612,000	(1,634,000)	$ 82,465,000	$ (33,657,000)
Preferred Stock, Shares Authorized																								5,000,000		5,000,000	5,000,000															5,000,000
Preferred Stock, Shares Issued																								0		0	0
Common Stock, Shares Authorized																								500,000,000		500,000,000	500,000,000															500,000,000		300,000,000
Share-Based Payment Arrangement, Expense | $																								$ 417,000	1,067,000	$ 3,313,000	$ 8,898,000
Selling and Marketing Expense [Member]
Class of Warrant or Right [Line Items]
Share-Based Payment Arrangement, Expense | $																								$ 57,000	$ 163,000	497,000	1,870,000
A360 Media LLC Agreement for Services [Member]
Class of Warrant or Right [Line Items]
Service agreement cash option | $			$ 1,142,048	$ 1,409,858	$ 860,119																		$ 1,142,048
Stock Issued During Period, Shares, Issued for Services			22,558	12,802	18,547																		53,908
Shares Issued, Price Per Share | $ / shares			$ 50.63	$ 110.13	$ 46.38																		$ 50.63
A360 Media LLC Agreement for Services [Member] | Selling and Marketing Expense [Member]
Class of Warrant or Right [Line Items]
Share-Based Payment Arrangement, Expense | $																										3,400,000
Series B1 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Convertible, Conversion Price | $ / shares												$ 1,181.25						$ 587.50
Temporary equity shares exchange of convertible securities								1,700
Series B-2 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Convertible, Conversion Price | $ / shares																		$ 587.50
Temporary equity shares exchange of convertible securities								1,700
Exchange Agreement, Number Of Convertible Shares To Be Redeemed																																					2,100
Common Stock [Member]
Class of Warrant or Right [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares							$ 675.00																		$ 675.00
Stock Issued During Period, Shares, Conversion of Convertible Securities												4,232						2,347
Stock issued during period shares issued for commitment fee							8,648
Common Stock [Member] | Seven Knots LLC [Member]
Class of Warrant or Right [Line Items]
Stock sale agreement authorized amount | $									$ 50,000,000.0
Stock issued during period shares issued for commitment fee									1,025
Series C Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Temporary equity shares exchange of convertible securities								1,700
Temporary Equity, Par or Stated Value Per Share | $ / shares								$ 0.0001
Temporary equity stated value per share | $ / shares								$ 1,000.00
Exchange Agreement, Number Of Convertible Shares To Be Redeemed																																					1,700
Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Derivative Liability, Current | $																											500,000
Temporary Equity, Accretion to Redemption Value | $																											300,000
Fair Value, Option, Changes in Fair Value, Gain (Loss) | $																										$ 100,000	$ 100,000
Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares																																	$ 0.0001
Preferred Stock, Shares Authorized																																	70
Preferred stock voting rights power percentage																																	1.00%
Preferred Stock, Shares Issued																																	70
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																										2,347	4,232
Stock Issued During Period, Shares, Issued for Services																										53,908
Adjuvant And May 2022 Notes [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights During Period																								718,704		260,692
Class of Warrant or Right, Outstanding																								14,238,827		4,490,202
Debt Instrument, Convertible, Number of Equity Instruments | Integer		942,080
A 80 Senior Subordinated Notes Due 2025 Issued December 2022 [Member]
Class of Warrant or Right [Line Items]
Debt Instrument, Convertible, Increase (Decrease) in Number of Equity Instruments	3,808,814																							10,467,332
A 50 Senior Subordinated Notes [Member]
Class of Warrant or Right [Line Items]
Exchange agreement aggregate principal amount redeemed | $																																					$ 4,800,000
Fair Value, Option, Changes in Fair Value, Gain (Loss) | $																										$ 10,300,000
Minimum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation																								4.99%		4.99%
Maximum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation																								19.99%		19.99%
Public Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				26,666
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 1,875
Sale of Stock, Number of Shares Issued in Transaction																	181,320			26,666	9,142
Sale of Stock, Price Per Share | $ / shares																	$ 93.75			$ 1,875	$ 3,281.25
Sale of Stock, Consideration Received on Transaction | $																	$ 18,100,000				$ 28,000,000.0
Proceeds from Issuance or Sale of Equity | $																				$ 46,800,000
Payment of Financing and Stock Issuance Costs | $																	$ 5,900,000
Registered Direct Offering [Member] | Series B1 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction												5,000							5,000
Preferred Stock, Par or Stated Value Per Share | $ / shares												$ 0.0001							$ 0.0001
Sale of Stock, Price Per Share | $ / shares												$ 1,000.00							$ 1,000.00
Sale of Stock, Consideration Received on Transaction | $												$ 4,600,000
Preferred stock redemption price per share calculated alternative multiplier												0.85%
Conversion of Stock, Shares Converted											5,000							1,200	5,000
Registered Direct Offering [Member] | Series B-2 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										5,000									5,000
Preferred Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001									$ 0.0001
Sale of Stock, Price Per Share | $ / shares										$ 1,000.00									$ 1,000.00
Sale of Stock, Consideration Received on Transaction | $										$ 5,000,000.0
Registered Direct Offering [Member] | Minimum [Member] | Series B1 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Redemption Price Per Share | $ / shares										$ 1,125
Registered Direct Offering [Member] | Minimum [Member] | Series B-2 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Redemption Price Per Share | $ / shares																																						$ 332.50
Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																				4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 18.75
Sale of Stock, Number of Shares Issued in Transaction													1,358
Sale of Stock, Price Per Share | $ / shares																				$ 1,856.25
Sale of Stock, Consideration Received on Transaction | $													$ 2,400,000		$ 4,200,000
Sale of stock period that additional shares are available for underwriters to purchase																				30 days	30 days
Sale of stock additional shares available for underwriters to purchase																				4,000	1,371
Proceeds from Issuance of Warrants | $														$ 100,000
Second May 2022 Public Offering [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share | $ / shares																	$ 93.63
Stock Purchase Agreement [Member] | Seven Knots LLC [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						15,714
Proceeds from Issuance of Common Stock | $						$ 7,400,000
Stock Purchase Agreement [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																									978
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																												799,999
Sale of Stock, Number of Shares Issued in Transaction																						122,741
Subsequent Event [Member] | Over-Allotment Option [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Consideration Received on Transaction | $																						$ 100,000
Security Purchase Agreement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																								3,180,282								1,152,122								8,003			2,732
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																								$ 35.70																$ 735			$ 4,575
June 2022 Baker Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																								1.625		$ 4.0625									$ 26.25
Common Stock, Par or Stated Value Per Share | $ / shares																$ 0.0001
June 2022 Baker Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																582,886
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 93.75
June 2022 Baker Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation																4.99%
June 2022 Baker Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation																19.99%
June 2022 Baker Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																														$ 0.8125
Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	6,666																				6,666
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 309.56							2.50													$ 309.56
Warrants and Rights Outstanding, Term																	5 years																				5 years
Warrant [Member] | Public Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							8,303																		8,303
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 897.50																		$ 897.50
Warrant [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																													615,384
Second May 2022 Public Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	568,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 93.75
Warrants and Rights Outstanding, Term																	5 years
Second May 2022 Public Offering Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	205,360
Second May 2022 Public Offering Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation																	4.99%
Second May 2022 Public Offering Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation																	19.99%
May 2022 Public Offering Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	102,680
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 0.125
May 2022 Public Offering Pre-Funded Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	102,680
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 0.125
Second May 2022 Public Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																								0.8125											$ 26.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights During Period																										282,518
Proceeds from Warrant Exercises | $																										$ 25,200,000
Second May 2022 Public Offering [Member] | Adjuvant And May 2022 Notes [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights Dilutive Adjustment																																			619,350
Second May 2022 Public Offering [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																														$ 0.8125
Securities Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 4.0625
Securities Purchase Agreement [Member] | A 80 Senior Subordinated Notes Due 2025 Issued December 2022 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	369,230
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 6.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights Dilutive Adjustment	136,304
Securities Purchase Agreement [Member] | Subsequent Event [Member] | A 80 Senior Subordinated Notes Due 2025 Issued December 2022 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																														0.8125
Exchange Agreement Warrants [Member]
Class of Warrant or Right [Line Items]
Exchange agreement number of warrants to be issued																																					6,666
May 2022 Public Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																								$ 0.8125		$ 4.0625
May 2022 Public Offering Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	362,640
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 93.75
Warrants and Rights Outstanding, Term																	5 years
May 2022 Public Offering Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																														$ 0.8125